SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
Schedule of share capital

	2023		2022		2021
(thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	217,285	$2,837,329	243,852	$3,094,061	222,548	$3,113,829

Issued/(Purchased) for cash:
Purchase of common shares under Normal Course Issuer Bid	(16,441)	(152,773)	(27,925)	(266,694)	(12,898)	(128,686)
Issue of shares (net of tax effected issue costs)	—	—	—	—	33,062	99,516

Non-cash:
Share-based compensation – treasury settled(1)	1,354	7,497	1,358	9,962	1,140	9,402
Balance, end of year	202,198	$2,692,053	217,285	$2,837,329	243,852	$3,094,061
(1)	The amount of shares issued on LTI settlement is net of employee withholding taxes.

Summary of share-based compensation expense which is included in General and Administrative expense on the Consolidated Income Statements

($ thousands)	2023	2022	2021
Cash:
Long-term incentive plans (recovery)/expense	$(373)	$5,664	$6,875
Non-Cash:
Long-term incentive plans expense	18,259	22,924	13,789
Equity swap (gain)/loss	—	(1,008)	(1,870)
Share-based compensation expense	$17,886	$27,580	$18,794

Schedule of PSU, RSU, DSU and DRSU activity

For the year ended December 31, 2023	Cash-settled LTI Plans	Equity-settled LTI Plans
(thousands of units)	DSU/DRSU	PSU(1)	RSU	Total
Balance, beginning of year	633	3,689	2,321	6,643
Granted	81	551	501	1,133
Vested	(178)	(1,041)	(1,214)	(2,433)
Forfeited	—	(18)	(41)	(59)
Balance, end of year	536	3,181	1,567	5,284
(1)	Based on underlying awards before any effect of the performance multiplier.

Schedule of cumulative share-based compensation expense recognized to-date

At December 31, 2023 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$24,160	$16,803	$40,963
Unrecognized share-based compensation expense	4,317	3,928	8,245
Fair value	$28,477	$20,731	$49,208
Weighted-average remaining contractual term (years)	0.8	0.9
(1)	Includes estimated performance multipliers.

Schedule of net income/(loss) per share

(thousands, except per share amounts)	2023	2022	2021
Net income/(loss)	$456,076	$914,302	$234,441

Weighted average shares outstanding – Basic	211,353	233,946	251,909
Dilutive impact of share-based compensation	6,543	8,727	7,942
Weighted average shares outstanding – Diluted	217,896	242,673	259,851
Net income/(loss) per share
Basic	$2.16	$3.91	$0.93
Diluted	$2.09	$3.77	$0.90